Events occurring after the reporting period	12 Months Ended
Jun. 30, 2019
Events occurring after the reporting period
Events occurring after the reporting period

30 Events occurring after the reporting period

30.1 Registrations

The playing registrations of certain footballers have been disposed of on a permanent or temporary basis, subsequent to 30 June 2019, for total proceeds, net of associated costs, of £66,926,000. The associated net book value was £51,901,000. Also subsequent to 30 June 2019, solidarity contributions, sell-on fees and contingent consideration totaling £1,421,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2019 the playing registrations of certain players were acquired or extended for a total consideration, including associated costs, of £99,388,000. Payments are due within the next 5 years.

30.2 Secured term loan facility

The Group has a secured term loan facility, the outstanding principal amount of which is $225,000,000. The facility was amended by an amendment and restatement agreement dated 5 August 2019 which became effective on 6 August 2019 to, among other things, extend the expiry date to 6 August 2029.